S000011692 [Member] Expense Example - Midas Discovery - Midas Discovery	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 350
Expense Example, with Redemption, 3 Years	1,065
Expense Example, with Redemption, 5 Years	1,803
Expense Example, with Redemption, 10 Years	$ 3,747